Identifiable Intangible Assets and Goodwill - Narrative (Details) - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Finite-Lived Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Amortization expense for finite-lived intangible assets	$ 4.8	$ 4.1	$ 3.8
Developed Technology Rights [Member]
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life	10 years